Debt (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt
Debt	₽ 3,922	₽ 4,734
Including short-term portion	3,922	86
Bank' revolving credit facility, Maturity June 30, 2023
Debt
Credit limit	₽ 460
Borrowings maturity	June 30, 2023
Bank' revolving credit facility, Maturity June 30, 2023 | Maximum
Debt
Interest rate	13.00%
Bonds issued
Debt
Credit limit	₽ 5,000
Interest rate	9.30%
Borrowings maturity	October 10, 2023
Debt	₽ 3,922	₽ 4,734